Other financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other current financial assets	€ 3,710	€ 1,085
Other non-current financial assets	1,109	3,215
Financing receivables held for operating and non operating purpose
Other financial assets
Other current financial assets	3,710	1,085
Other non-current financial assets	1,046	3,153
Financing receivables held for operating purposes
Other financial assets
Other current financial assets	1	1
Other non-current financial assets	910	1,044
Long-term financing receivables held for operating purposes
Other financial assets
Other current financial assets	1	1
Other non-current financial assets	910	1,044
Financing receivables
Other financial assets
Other current financial assets	3,709	1,084
Other non-current financial assets	136	2,109
Long-term financing receivables
Other financial assets
Other current financial assets	3,067	44
Other non-current financial assets	136	2,109
Short-term financing receivables
Other financial assets
Other current financial assets	642	1,040
Securities held for operating purposes
Other financial assets
Other non-current financial assets	€ 63	€ 62